Income taxes (Schedule of Components of Deferred Tax Assets Alternative Minimum Tax Credits) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets		$ 343
Net Deferred Tax Asset U.S. Alternative Minimum Tax Credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Alternative minimum tax credits		343
Provisions and reserves		2,101
Net operating losses	6,792	4,230
Total deferred tax assets	6,792	6,674
Property, Plant and equipment	(6,792)	(6,331)
Net deferred tax assets		$ 343